August 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock California Municipal Series Trust
• BlackRock California Municipal Opportunities Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
August 31, 2026
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Fixed Income Funds — 2.0%
iShares California Muni Bond ETF(a)	860,000	$ 48,323,400
Total Investment Companies — 2.0% (Cost: $49,657,974)		48,323,400

	Par (000)
Municipal Bonds
California — 92.6%
Corporate — 11.4%
California Community Choice Financing Authority, RB
Sustainability Bonds, 5.00%, 12/01/35	$24,500	26,215,725
Sustainability Bonds, 5.50%, 10/01/54(b)	14,315	15,357,474
Series B, Sustainability Bonds, 5.00%, 01/01/55(b)	11,825	12,006,424
Series B, Sustainability Bonds, 5.00%, 03/01/56(b)	45,000	47,434,262
Series D, Sustainability Bonds, 5.00%, 02/01/55(b)	20,110	21,494,366
Series E, Sustainability Bonds, 5.00%, 10/01/56(b)	45,000	47,370,870
Series E-1, Sustainability Bonds, 5.00%, 02/01/54(b)	51,000	53,079,306
Series F, Sustainability Bonds, 5.00%, 11/01/33	15,000	15,907,869
Series F, Sustainability Bonds, 5.00%, 02/01/55(b)	27,535	28,960,016
Sustainable Bonds, 5.00%, 10/01/34	4,880	5,154,298
Sustainable Bonds, 5.00%, 06/01/36	6,345	6,779,169
		279,759,779
County/City/Special District/School District — 32.1%
Alameda County Fire Department, GO, 5.00%, 06/01/50	850	888,897
Alameda Unified School District-Alameda County, GO, Series C, Election 2022, 5.00%, 08/01/51	3,500	3,669,202
Alvord Unified School District, GO
Series B, Election 2022, (BAM), 5.00%, 08/01/51	900	932,403
Series B, Election 2022, (BAM), 5.00%, 08/01/55	1,750	1,804,571
Benicia Unified School District, GO, Series B, Election 2024, 5.00%, 08/01/51	2,500	2,590,345
Brea Olinda Unified School District, GO, Series A, 5.00%, 08/01/49	2,050	2,126,002
Butte-Glenn Community College District, GO, Series D, Election 2016, 5.00%, 08/01/50	7,205	7,476,178
California Infrastructure & Economic Development Bank, Refunding RB, Series A, 1.60%, 10/01/29	3,575	3,277,777
California Municipal Finance Authority, ST
5.00%, 09/01/51	625	603,199
5.00%, 09/01/56	870	821,708
Series A, 5.00%, 09/01/51	1,430	1,372,436
Series A, 5.00%, 09/01/56	2,000	1,886,148
California Statewide Communities Development Authority, SAB, 5.00%, 09/02/56	1,800	1,715,763
California Statewide Communities Development Authority, ST
5.00%, 09/01/46	545	538,920
5.00%, 09/01/51	865	834,828
Cerritos Community College District, GO, Series B, Election 2022, 5.00%, 08/01/51	5,200	5,520,129
Chabot-Las Positas Community College District, GO, Series C, Election 2016, 5.25%, 08/01/48	14,310	15,148,693
Chaffey Joint Union High School District, GO, Series H, Election 2012, 5.00%, 08/01/49	3,045	3,165,844
Chino Community Facilities District, ST
5.00%, 09/01/46	955	956,524
Security	Par (000)	Value
County/City/Special District/School District (continued)
Chino Community Facilities District, ST (continued)
5.00%, 09/01/51	$1,000	$ 982,880
Chino Valley Unified School District, GO, Series D, Election 2016, 5.00%, 08/01/49	3,075	3,190,787
Citrus Community College District, GO
Series B, Election 2020, 5.00%, 08/01/46	3,840	4,068,766
Series B, Election 2020, 5.00%, 08/01/49	1,680	1,754,667
City of Lake Elsinore California, ST
5.00%, 09/01/41	500	503,863
5.00%, 09/01/46	475	479,472
5.00%, 09/01/51	650	645,213
5.00%, 09/01/55	650	639,108
City of Redlands California, COP, 5.00%, 05/01/51	5,000	5,204,701
City of Sacramento California Transient Occupancy Tax Revenue, RB, Series A, 5.00%, 06/01/48	10,000	10,140,896
City of San Jose California, GO
Series A, 5.00%, 09/01/48	5,810	6,100,374
Series A, 5.00%, 09/01/49	8,920	9,347,496
Series A, 5.00%, 09/01/50	7,535	7,883,874
Series A, 5.00%, 09/01/51	7,705	8,044,954
City of Wildomar California, ST
5.00%, 09/01/46	325	326,883
5.00%, 09/01/51	600	588,070
5.00%, 09/01/55	550	536,722
Clovis Unified School District, GO, Series A, Election 2024, 5.00%, 08/01/50	4,665	4,806,968
Coast Community College District, GO, Series B, Election 2002, (AG), 0.00%, 08/01/30(c)	26,425	23,452,341
County of El Dorado California, ST(d)
09/01/51	750	739,231
09/01/56	1,125	1,093,552
Cupertino Union School District, GO, Series A, Election 2024, 5.75%, 08/01/50	4,840	5,449,423
Desert Community College District, GO
Election 2016, 4.00%, 08/01/51	2,000	1,833,567
Election 2016, 5.00%, 08/01/51	10,275	10,738,461
Desert Hot Springs Community Facilities District, ST
5.00%, 09/01/46	1,565	1,565,005
5.00%, 09/01/51	2,030	1,986,842
5.00%, 09/01/56	1,310	1,252,299
Desert Sands Unified School District, GO, Election 2024, 4.00%, 08/01/50	5,000	4,592,794
Dublin Unified School District, GO, Series C, 3.00%, 08/01/41	1,000	811,710
Dublin Unified School District, Refunding GO, 5.00%, 08/01/41	6,170	6,690,341
Elk Grove Unified School District, GO, Election 2024, 5.25%, 08/01/52	13,960	14,730,102
Fairfield Community Facilities District, ST, 5.13%, 09/01/56	1,175	1,133,233
Folsom Cordova Unified School District, Refunding GO
Series A, 5.00%, 10/01/39	11,020	12,066,082
Series A, 5.00%, 10/01/41	4,225	4,571,583
Folsom Ranch Financing Authority, ST
5.00%, 09/01/51	1,440	1,421,343
5.00%, 09/01/54	1,045	1,018,944
Foothill-De Anza Community College District, GO
Series D, Election 2020, 5.00%, 08/01/43	3,000	3,244,066
Series D, Election 2020, 5.00%, 08/01/44	3,150	3,390,737
Series D, Election 2020, 5.00%, 08/01/45	3,000	3,219,207

Schedule of Investments (unaudited)(continued)
August 31, 2026
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
County/City/Special District/School District (continued)
Fremont Unified School District/Alameda County California, GO, Series A, Election 2024, 5.25%, 08/01/43	$7,565	$ 8,141,580
Fremont Union High School District, GO, Election 2022, 4.00%, 08/01/48	22,500	21,366,981
Fullerton Joint Union High School District, GO, Series A, Election 2024, 4.00%, 08/01/54	3,850	3,477,922
Glendale Community College District, GO, Series A, Election 2024, 5.00%, 08/01/50	2,500	2,607,166
Hemet Unified School District, ST, 5.00%, 09/01/51	1,200	1,174,488
Lammersville Joint Unified School District, ST
5.00%, 09/01/51	1,310	1,267,846
5.00%, 09/01/56	2,375	2,249,927
Long Beach Unified School District, GO
Series D, Election 2016, 4.00%, 08/01/52	9,565	8,848,637
Series D, Election 2016, 4.00%, 08/01/53	1,795	1,654,250
Series B, Election 2022, 5.00%, 08/01/47	6,865	7,233,908
Series B, Election 2022, 5.00%, 08/01/48	7,790	8,167,151
Series B, Election 2022, 5.00%, 08/01/49	8,790	9,188,023
Los Altos Elementary School District, GO, Series A, Election 2024, 5.00%, 08/01/51	3,075	3,200,250
Los Angeles County Public Works Financing Authority, Refunding RB, Series H, 5.50%, 12/01/49	6,500	7,004,030
Lucia Mar Unified School District, GO
Series D, Election 2016, 5.25%, 08/01/47	9,275	9,687,593
Series A, Election 2024, 5.00%, 08/01/51	1,500	1,559,056
Menifee Union School District, GO, Series C, 3.00%, 08/01/38	860	751,508
Modesto High School District, GO, Series B, Election 2022, 5.25%, 08/01/50	3,325	3,530,775
Mountain House Community Facilities District, ST
5.00%, 09/01/51	1,100	1,066,094
5.00%, 09/01/56	1,150	1,099,346
Mountain House Financing Authority, ST
Series A, 5.00%, 09/01/51	575	557,277
Series A, 5.00%, 09/01/56	650	617,628
Mountain View Capital Improvements Financing Authority, RB
5.00%, 05/01/51	2,110	2,208,194
5.00%, 05/01/56	2,920	3,034,489
Mt San Antonio Community College District, GO, Series A, Election 2024, 5.00%, 08/01/50	23,095	23,929,868
North Orange County Community College District, GO, Series C, 08/01/47(d)	5,000	4,729,952
Ontario Public Financing Authority, RB
Series D, 5.00%, 03/01/51	7,000	7,239,200
Series D, 5.00%, 03/01/56	8,000	8,191,662
Orange County Community Facilities District, ST
5.00%, 08/15/46	940	950,300
5.00%, 08/15/51	2,020	2,005,086
5.00%, 08/15/56	2,195	2,163,199
Palomar Community College District, GO, Convertible, 0.00%, 08/01/45(e)	9,887	9,511,613
Paramount Unified School District, GO, Election 2024, 5.00%, 08/01/51	2,400	2,500,340
Pasadena Unified School District, Refunding GO
5.00%, 08/01/35	2,065	2,357,645
5.00%, 08/01/36	465	531,509
Peralta Community College District, GO, Series C-1, Election 2018, 5.00%, 08/01/50	1,480	1,525,822
Security	Par (000)	Value
County/City/Special District/School District (continued)
Placentia-Yorba Linda Unified School District, Refunding GO
Series A, 3.00%, 08/01/37	$3,450	$ 3,120,031
Series A, 3.00%, 08/01/38	2,660	2,353,588
Series A, 3.00%, 08/01/39	2,500	2,163,143
Romoland School District, ST
5.00%, 09/01/51	500	495,617
5.00%, 09/01/56	550	539,553
Sacramento Metropolitan Fire District, GO, Series A, Election 2024, 4.00%, 08/01/51	2,970	2,718,426
Salinas Union High School District, GO, Series B, Election 2020, 5.00%, 08/01/48	9,410	9,842,129
San Bernardino Community College District, GO, Series B, Election 2018, 5.00%, 08/01/49	14,000	14,441,973
San Carlos School District, GO, Election 2024, 5.00%, 10/01/51	5,000	5,187,210
San Diego Public Facilities Financing Authority, Refunding RB
Series A, 5.00%, 10/15/47	15,000	15,753,114
Series A, 5.00%, 10/15/49	1,810	1,889,650
Series A, 5.00%, 10/15/50	24,035	25,121,094
San Diego Unified School District, GO
Series D-2, 3.00%, 07/01/38	680	611,884
Series D-2, 3.00%, 07/01/39	3,010	2,644,326
Series I, Election 2012, 5.00%, 07/01/47	4,750	4,789,951
Series C-3, Election 2022, 5.00%, 07/01/50	24,420	25,512,751
Sustainability Bonds, 4.00%, 07/01/54	13,000	11,865,580
Series A-3, Sustainability Bonds, 5.00%, 07/01/48	14,500	15,092,853
Series N2, Sustainability Bonds, 5.00%, 07/01/48	5,990	6,234,910
San Francisco Bay Area Rapid Transit District, GO, Series D1, Sustainability Bonds, 5.25%, 08/01/47	11,805	12,425,029
San Francisco Unified School District, GO(d)
Series B, Election 2024, 06/15/36	2,250	2,552,578
Series B, Election 2024, 06/15/37	5,000	5,608,367
San Francisco Unified School District, Refunding GO(d)
06/15/36	5,500	6,239,634
06/15/37	5,700	6,393,538
San Joaquin Delta Community College District, GO
Series B, Election 2024, 5.00%, 08/01/51	5,700	5,938,308
Series B, Election 2024, 5.00%, 08/01/55	6,000	6,207,803
San Jose Unified School District, GO, Series C, Election 2002, (NPFGC), 0.00%, 06/01/31(c)	25,000	21,747,727
San Juan Unified School District, GO
Election 2016, 5.00%, 08/01/42	2,500	2,730,574
Election 2016, 5.00%, 08/01/43	3,500	3,808,579
San Leandro Unified School District, GO
Series B, 5.25%, 08/01/48	8,335	8,743,566
Series B, Election 2024, (FHLMC, FNMA, GNMA), 5.00%, 08/01/52	8,920	9,209,994
San Luis Coastal Unified School District, GO, Series B, Election 2022, 5.00%, 08/01/50	5,825	5,988,993
San Luis Obispo County Financing Authority, Refunding RB, 5.50%, 11/15/47	5,165	5,514,352
San Marcos Unified School District, GO, Series A, Election 2024, 5.25%, 08/01/50	13,250	14,029,910
San Mateo Foster City School District, GO, Series C, Election 2020, 5.00%, 08/01/51	11,500	11,989,057
San Rafael City Elementary School District, GO, Series B, Election 2022, 4.00%, 08/01/54	1,000	893,962
Santa Ana Unified School District, GO, Series B, 3.00%, 08/01/37	2,120	1,919,509
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
County/City/Special District/School District (continued)
Santa Clara County Financing Authority, RB, Series A, 3.00%, 05/01/36	$1,920	$ 1,775,239
Santa Clara County Financing Authority, Refunding RB
Series A, 3.25%, 11/01/43	5,000	4,340,111
Series A, 4.00%, 11/01/53	6,350	5,754,969
Series A, 4.13%, 11/01/55	5,545	5,222,846
Santa Clarita Community College District, GO, Election 2016, 5.25%, 08/01/48	8,545	9,106,210
Solano County Community College District, GO, Series G, Election 2012, 5.00%, 08/01/50	6,330	6,587,135
South San Francisco Unified School District, GO, 4.00%, 09/01/52	5,000	4,623,834
State of California, Refunding GO, 5.00%, 09/01/44	1,120	1,179,251
Tamalpais Union High School District, GO
Series A, Election 2024, 4.00%, 08/01/46	550	539,159
Series A, Election 2024, 4.00%, 08/01/47	9,155	8,897,656
Series A, Election 2024, 4.00%, 08/01/48	7,000	6,762,684
Series A, Election 2024, 4.13%, 08/01/49	1,300	1,272,722
Series A, Election 2024, 4.13%, 08/01/50	12,000	11,633,116
Tracy Unified School District School Facilities Improvement District No. 3, GO, Series A, Election 2024, 5.00%, 08/01/50	2,635	2,765,790
Victor Valley Community College District, GO, Series F, Election 2008, 5.00%, 08/01/52	5,575	5,790,468
Victor Valley Union High School District, GO, Series A, Election 2024, 5.25%, 08/01/50	4,500	4,771,678
West Valley-Mission Community College District, GO
Series B, 4.00%, 08/01/47	15,000	14,477,025
Series C, Election 2018, 4.00%, 08/01/50	4,750	4,489,259
Series C, Election 2018, 5.00%, 08/01/50	3,585	3,763,653
		786,978,507
Education — 4.9%
California Infrastructure & Economic Development Bank, RB, CAB, 0.00%, 01/01/60(c)	37,500	3,686,647
California Municipal Finance Authority, RB, 4.65%, 05/01/30	385	391,757
California Municipal Finance Authority, Refunding RB(f)(g)(h)
5.00%, 08/01/39	835	501,000
5.00%, 08/01/48	1,795	1,077,000
California School Finance Authority, RB, Series A, 6.00%, 07/01/51(h)	1,500	1,500,352
California School Finance Authority, Refunding RB, Series A, 4.75%, 06/01/44(h)	810	774,078
California State University, RB
Series A, 5.25%, 11/01/48	4,535	4,817,554
Series C, 3.00%, 11/01/51	3,585	2,567,542
California State University, Refunding RB
Series A, 5.25%, 11/01/50	32,000	34,099,418
Series A, 5.00%, 11/01/51	7,500	7,850,881
Series A, 3.00%, 11/01/52	1,650	1,168,712
University of California, RB, Series CH, 5.25%, 05/15/39	10,000	11,402,999
University of California, Refunding RB
Series CE, 5.00%, 11/15/39	6,000	6,657,401
Series CE, 5.00%, 11/15/40	10,265	11,147,740
Series CE, 5.00%, 11/15/41	5,785	6,197,210
Series CF, 5.25%, 11/15/39	13,730	15,275,914
Security	Par (000)	Value
Education (continued)
University of California, Refunding RB (continued)
Series CF, 5.00%, 11/15/40	$5,545	$ 6,021,843
Series CF, 5.25%, 11/15/41	4,675	5,128,382
		120,266,430
Health — 4.6%
California Health Facilities Financing Authority, Refunding RB
(BAM-TCRS), 4.00%, 08/15/48	5,000	4,666,840
(BAM-TCRS), 3.00%, 08/15/51	4,000	2,897,301
Series A, 5.00%, 11/15/36	18,750	21,210,703
Series A, 5.25%, 11/15/49	5,000	5,299,510
Series A, 5.25%, 08/15/50	2,995	3,165,165
Series A, 3.00%, 08/15/51	5,700	4,031,839
Series A, 5.00%, 11/15/56	11,575	11,698,130
California Public Finance Authority, RB
Series A, 6.50%, 06/01/54(h)	3,000	2,883,046
Series B, 8.25%, 06/01/33	10,930	11,107,171
California Statewide Communities Development Authority, RB, 5.00%, 10/01/28(h)	4,000	4,171,841
Regents of the University of California Medical Center Pooled Revenue, RB
Series P, 5.00%, 05/15/47	28,130	29,169,803
Series P, 4.00%, 05/15/53	13,625	12,352,169
		112,653,518
Housing — 5.8%
California Housing Finance Agency, RB, M/F Housing
3.60%, 12/01/26(b)(i)	30,000	30,002,019
Class I, 5.80%, 04/01/36(h)	3,558	3,489,005
Subordinate, 8.00%, 12/01/56(b)	3,045	2,965,998
Series P-S, Subordinate, 8.00%, 07/01/67(b)(h)	5,395	5,413,615
Series A, Sustainability Bonds, (FHA 542(C)), 4.75%, 08/01/45	13,000	13,092,173
California Municipal Finance Authority, RB, 09/01/66(d)	2,000	1,995,652
California Municipal Finance Authority, RB, M/F Housing
6.00%, 02/01/38(b)	6,100	5,952,762
6.00%, 06/01/38(b)(h)	3,700	3,637,685
5.35%, 06/20/46	4,993	5,248,121
5.87%, 08/01/60(b)(h)	3,480	3,480,230
8.00%, 03/01/66(b)(h)	2,460	2,457,142
Series 2, Class A-1, 4.50%, 03/20/48(b)	20,000	20,075,122
Series 2023, 5.67%, 06/01/56(b)(h)	3,265	3,237,374
Series A, 6.10%, 12/01/37	6,000	5,910,586
Series A, 6.05%, 07/01/41(b)(h)	4,945	4,945,000
Subordinate, 9.00%, 06/01/56(b)(h)	2,965	2,912,715
Subordinate, 8.00%, 08/01/56(b)(h)	1,990	1,944,196
Subordinate, 9.50%, 08/01/56(b)(h)	4,715	4,685,516
Subordinate, 8.00%, 02/01/57(b)(h)	1,125	1,125,000
Series A-S, Subordinate, 8.13%, 08/01/56(b)(h)	1,000	991,882
California Statewide Communities Development Authority, RB, M/F Housing(h)
Class I, 5.80%, 06/01/36	4,845	4,703,829
Subordinate, 7.50%, 01/01/37	3,695	3,578,608
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 4.00%, 07/01/58(h)	1,205	631,369
Heart-SV, RB, M/F Housing, Series A, 5.38%, 06/01/61(h)	5,400	4,988,521
Sacramento Housing Authority, RB, M/F Housing, Class IA, 5.80%, 07/01/38(h)	5,700	5,435,657
		142,899,777

Schedule of Investments (unaudited)(continued)
August 31, 2026
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State — 5.9%
California Municipal Finance Authority, ST, Series D, 5.00%, 09/01/55	$2,000	$ 1,891,434
California State Public Works Board, RB
Series A, 5.00%, 09/01/46	6,500	6,841,446
Series A, 5.00%, 09/01/47	6,700	7,033,026
Series A, 5.00%, 04/01/49	42,215	43,638,203
Series A, 5.00%, 04/01/50	10,000	10,350,389
Series C, 5.00%, 11/01/50	5,000	5,184,739
California Statewide Communities Development Authority, RB, 5.25%, 09/02/53	2,000	2,016,832
State of California, GO
08/01/34(d)	5,000	5,609,451
08/01/35(d)	5,000	5,642,748
08/01/36(d)	2,500	2,832,979
Class C, 5.00%, 11/01/50	4,590	4,763,311
State of California, Refunding GO
5.00%, 10/01/40	4,905	5,309,492
5.00%, 10/01/45	7,000	7,429,612
5.00%, 10/01/46	3,500	3,701,852
5.50%, 08/01/49	5,650	6,108,396
5.25%, 10/01/51	15,250	16,238,267
Class B, 5.10%, 09/01/35	10,000	9,990,470
		144,582,647
Tobacco — 2.2%
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/47	2,595	2,422,316
California County Tobacco Securitization Agency, Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/55(c)	7,385	1,234,208
California Statewide Financing Authority, RB(c)(h)
Series D, 0.00%, 06/01/55	20,750	1,226,236
Series L, 0.00%, 06/01/55	91,500	5,633,957
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 3.29%, 06/01/42	3,105	2,303,552
Series A-1, 3.71%, 06/01/41	4,135	3,122,375
Series A-1, Class A1, 3.49%, 06/01/36	1,310	1,085,827
Series B, 5.00%, 06/01/51	13,720	13,333,737
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	148,040	13,796,381
Inland Empire Tobacco Securitization Corp., RB, 0.00%, 06/01/57(c)	34,680	2,878,478
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	8,055	8,087,815
		55,124,882
Transportation — 12.6%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, ARB
Series B, 5.56%, 07/01/32	665	676,464
Series B, AMT, 5.25%, 07/01/49	11,875	12,196,799
California Infrastructure & Economic Development Bank, RB, Class C, AMT, 3.50%, 01/01/65(b)(h)	12,000	11,997,953
California Infrastructure & Economic Development Bank, Refunding RB, Class B, AMT, Sustainability Bonds, 12.00%, 01/01/65(b)(h)	50,020	31,762,700
California Municipal Finance Authority, RB
5.25%, 09/01/51	2,500	2,599,335
5.50%, 09/01/56	3,020	3,192,158
5.50%, 09/01/60	2,160	2,276,376
Security	Par (000)	Value
Transportation (continued)
City of Los Angeles Department of Airports, ARB
AMT, Sustainability Bonds, 5.25%, 05/15/47	$23,500	$ 24,082,093
Series E, Subordinate, 5.00%, 05/15/50	8,950	9,222,124
City of Los Angeles Department of Airports, Refunding ARB
AMT, 05/15/37(d)	5,000	5,521,187
AMT, 05/15/38(d)	3,075	3,373,710
AMT, 05/15/39(d)	5,000	5,429,762
AMT, 5.50%, 05/15/47	7,000	7,256,603
AMT, 05/15/56(d)	1,665	1,734,269
AMT, Subordinate, 5.00%, 05/15/35	5,425	5,609,392
AMT, Subordinate, 3.00%, 05/15/39	4,690	3,915,687
City of Los Angeles Department of Airports, Refunding RB
Class D, Subordinate, 5.00%, 05/15/48	26,500	27,577,535
Series D, Subordinate, 5.25%, 05/15/48	4,545	4,821,242
Series D, Subordinate, 5.25%, 05/15/51	9,210	9,653,739
County of Sacramento California Airport System Revenue, ARB
5.00%, 07/01/49	5,155	5,333,820
5.25%, 07/01/49	25,365	26,694,288
Los Angeles County Metropolitan Transportation Authority, RB(d)
Series A, 06/01/37	800	874,782
Series A, 06/01/38	850	919,847
Series A, 06/01/39	675	722,333
Series A, 06/01/40	615	651,942
Series A, 06/01/51	1,900	2,006,895
San Diego County Regional Airport Authority, ARB
AMT, 5.50%, 07/01/55	2,500	2,600,784
Series B, AMT, 5.00%, 07/01/48	16,790	16,923,168
Series B, AMT, 5.25%, 07/01/50	18,790	19,293,959
Series B, AMT, 5.00%, 07/01/53	5,000	5,009,821
Series B, AMT, Subordinate, 5.00%, 07/01/51	6,500	6,512,852
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Class A, AMT, 5.25%, 05/01/49	7,400	7,640,065
Series A, AMT, 5.00%, 05/01/38	10,350	10,623,343
Series A, AMT, 5.50%, 05/01/55	3,220	3,357,064
Series D, AMT, 5.25%, 05/01/48	3,900	3,934,919
Series D, AMT, 5.50%, 05/01/55	16,245	16,936,493
Series E, AMT, 5.00%, 05/01/37	4,000	4,118,324
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series A, AMT, 4.00%, 05/01/52	2,845	2,435,716
		309,489,543
Utilities — 13.1%
City of Los Angeles California Wastewater System Revenue, Refunding RB
Series A, 5.00%, 06/01/44	10,000	10,715,333
Series A, Subordinate, 5.25%, 06/01/50	7,040	7,510,913
City of Modesto California Wastewater Revenue, RB, 5.00%, 11/01/50	6,975	7,243,333
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB
5.25%, 11/01/48	5,505	5,827,056
Class D, 5.00%, 11/01/51	30,775	32,099,682
Series E, 5.25%, 11/01/55	18,000	18,932,697
East Bay Municipal Utility District Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.00%, 06/01/55	1,140	1,186,602
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
East Bay Municipal Utility District Water System Revenue, RB
Series A, Sustainability Bonds, 5.00%, 06/01/42	$9,000	$ 9,091,853
Series A, Sustainability Bonds, 5.00%, 06/01/45	3,985	4,305,062
Series A, Sustainability Bonds, 5.00%, 06/01/46	2,500	2,684,953
Series A, Sustainability Bonds, 5.00%, 06/01/49	10,000	10,465,107
Series A, Sustainability Bonds, 5.00%, 06/01/50	20,000	20,989,438
Series A, Sustainability Bonds, 5.00%, 06/01/51	4,500	4,731,980
Series A, Sustainability Bonds, 5.00%, 06/01/55	11,600	12,091,290
East Bay Municipal Utility District Water System Revenue, Refunding RB
Series B, 5.00%, 06/01/38	9,875	11,195,715
Series B, 5.00%, 06/01/43	4,505	4,860,140
Gilroy Public Facilities Financing Authority, RB, Series A, (BAM-TCRS), 3.00%, 08/01/51	2,830	2,026,372
Imperial Irrigation District Electric System Revenue, Refunding RB, 5.00%, 11/01/50	7,275	7,543,795
Los Angeles County Public Works Financing Authority, RB
5.00%, 03/01/51	2,620	2,726,141
5.00%, 03/01/56	4,445	4,589,689
Los Angeles County Sanitation Districts Financing Authority, RB, Series A, 10/01/46(d)	2,750	2,940,343
Metropolitan Water District of Southern California, Refunding RB
Series A, 5.00%, 04/01/48	7,095	7,416,970
Series A, 5.00%, 10/01/49	5,000	5,112,184
Modesto Irrigation District, RB
Series A, 5.25%, 10/01/43	6,605	7,158,117
Series A, 5.25%, 10/01/48	5,055	5,355,403
Moreno Valley Public Financing Authority, Refunding RB
Series A, 5.25%, 05/01/51	6,750	7,155,943
Series A, 5.25%, 05/01/56	3,000	3,158,631
Rancho Water District Financing Authority, RB, Series A, 4.00%, 08/01/56	3,140	2,899,398
Sacramento County Water Financing Authority, RB, 5.00%, 06/01/50	9,005	9,285,818
Sacramento Municipal Utility District, Refunding RB, Series H, Sustainability Bonds, 5.00%, 08/15/50	13,790	14,141,063
San Diego Public Facilities Financing Authority, Refunding RB
Series A, 5.25%, 08/01/48	8,385	8,886,741
Series A, Subordinate, 5.00%, 05/15/56	7,175	7,445,747
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Series A, Sustainability Bonds, 4.66%, 10/01/27	16,710	16,758,671
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB
Series C, Sustainability Bonds, 5.00%, 10/01/49	5,550	5,774,130
Series C, Sustainability Bonds, 5.00%, 10/01/54	3,430	3,535,748
San Jose Financing Authority, Refunding RB, Series B, Sustainability Bonds, 5.00%, 11/01/47	2,000	2,093,543
Santa Clara Valley Water District, Refunding RB, Series A, 06/01/46(d)	3,080	3,277,021
Security	Par (000)	Value
Utilities (continued)
Southern California Water Replenishment District, RB, 4.00%, 08/01/56	$7,675	$ 7,086,905
State of California Department of Water Resources, Refunding RB, Series A, 5.00%, 12/01/51	20,350	21,279,458
		321,578,985
Total Municipal Bonds in California		2,273,334,068
District of Columbia — 0.0%
Tobacco — 0.0%
District of Columbia Tobacco Settlement Financing Corp., RB, Series A, 0.00%, 06/15/46(c)	2,125	465,367
Florida(b)(f)(g)(h) — 0.1%
Transportation — 0.1%
Florida Development Finance Corp., RB, Series A, AMT, 10.00%, 07/15/59	6,470	1,811,600
Florida Development Finance Corp., Refunding RB, AMT, 12.00%, 07/15/32	4,785	1,339,800
Total Municipal Bonds in Florida		3,151,400
Ohio — 0.2%
Tobacco — 0.2%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	6,630	5,061,738
Buckeye Tobacco Settlement Financing Authority, Refunding RB, CAB, Series B-3, Class 2, 0.00%, 06/01/57(c)	10,000	669,269
Total Municipal Bonds in Ohio		5,731,007
Puerto Rico — 4.3%
State — 2.9%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	829	870,739
Series A-1, Restructured, 5.75%, 07/01/31	805	868,641
Series A-1, Restructured, 4.00%, 07/01/35	1,723	1,696,851
Series A-1, Restructured, 4.00%, 07/01/37	1,479	1,433,158
Series A-1, Restructured, 4.00%, 07/01/41	431	400,082
Series A-1, Restructured, 4.00%, 07/01/46	2,091	1,855,373
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(c)	2,467	1,800,170
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(b)(f)(g)	55,892	29,629,245
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, (FHLMC, FNMA, GNMA), 4.75%, 07/01/53	15,728	14,859,492
Series A-2, Restructured, 4.54%, 07/01/53	114	104,482
Series A-2, Restructured, 4.78%, 07/01/58	12,102	11,407,671
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/29	1,117	1,017,187
Series A-1, Restructured, 0.00%, 07/01/33	3,239	2,560,321
Series B-1, Restructured, 0.00%, 07/01/46	5,761	2,063,486
		70,566,898
Tobacco — 0.2%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(c)	89,730	3,424,088

Schedule of Investments (unaudited)(continued)
August 31, 2026
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities(f)(g) — 1.2%
Puerto Rico Electric Power Authority, RB
Series A, 6.75%, 07/01/36	$7,630	$ 5,732,038
Series A-3, 10.00%, 07/01/19	2,137	1,655,797
Series B-3, 10.00%, 07/01/19	2,137	1,655,797
Series C-1, 5.40%, 01/01/18	5,870	4,343,762
Series C-2, 5.40%, 07/01/18	5,871	4,344,465
Series C-3, 5.40%, 01/01/20	593	439,154
Series C-4, 5.40%, 07/01/20	593	439,154
Series CCC, 5.25%, 07/01/28	955	706,700
Series D-4, 7.50%, 07/01/20	4,342	3,289,279
Series WW, 5.50%, 07/01/18	1,155	854,700
Series WW, 5.50%, 07/01/19	935	691,900
Series WW, 5.38%, 07/01/24	875	647,500
Series WW, 5.50%, 07/01/38	1,170	865,800
Series XX, 5.25%, 07/01/35	400	296,000
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/29	530	392,200
Series UU, 0.00%, 07/01/17(b)	395	292,300
Series UU, 0.00%, 07/01/18(b)	355	262,700
Series UU, 1.00%, 07/01/31(b)	2,765	2,046,100
Series ZZ, 5.00%, 07/01/28	990	732,600
Series ZZ, 5.00%, 12/29/49	925	684,500
		30,372,446
Total Municipal Bonds in Puerto Rico		104,363,432
Wisconsin — 0.3%
Transportation — 0.3%
Public Finance Authority, RB, Series A, AMT, Senior Lien, 5.75%, 07/01/49	7,000	7,199,948
Total Municipal Bonds — 97.5% (Cost: $2,450,139,112)		2,394,245,222

	Shares
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(g)(j)	2,364,351	1,182,176
Total Warrants — 0.0% (Cost: $ — )		1,182,176
Total Long-Term Investments — 99.5% (Cost: $2,499,797,086)		2,443,750,798
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.3%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.21%(a)(k)	56,824,048	$ 56,829,731
Total Short-Term Securities — 2.3% (Cost: $56,829,731)		56,829,731
Total Investments — 101.8% (Cost: $2,556,626,817)		2,500,580,529
Liabilities in Excess of Other Assets — (1.8)%		(45,046,449)
Net Assets — 100.0%		$ 2,455,534,080

(a)	Affiliate of the Fund.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(i)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(j)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
BlackRock California Municipal Opportunities Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 13,163,842	$ 43,665,889 (a)	$ —	$ —	$ —	$ 56,829,731	56,824,048	$ 445,908	$ —
iShares California Muni Bond ETF	49,321,000	—	—	—	(997,600)	48,323,400	860,000	362,031	—
				$ —	$ (997,600)	$ 105,153,131		$ 807,939	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 48,323,400	$ —	$ —	$ 48,323,400
Municipal Bonds	—	2,394,245,222	—	2,394,245,222
Warrants	—	—	1,182,176	1,182,176
Short-Term Securities
Money Market Funds	56,829,731	—	—	56,829,731
	$105,153,131	$2,394,245,222	$1,182,176	$2,500,580,529

Portfolio Abbreviation
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
Portfolio Abbreviation (continued)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
ETF	Exchange-Traded Fund
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.

Schedule of Investments (unaudited)(continued)
August 31, 2026
BlackRock California Municipal Opportunities Fund

Portfolio Abbreviation (continued)
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
M/F	Multi-Family
MT	Mandatory Tender
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
ST	Special Tax
Schedule of Investments